FINANCIAL STATEMENTS

                  MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC
                                 FOR THE PERIOD
                                      ENDED
                              SEPTEMBER 30, 2002 *

                                   (UNAUDITED)

* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002

                  MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

                                 FOR THE PERIOD
                                      ENDED
                              SEPTEMBER 30, 2002 *

                                   (UNAUDITED)

                                TABLE OF CONTENTS

Portfolio Management Overview                                                 1
Statement of Assets, Liabilities and Members' Capital - Net Assets            2
Statement of Operations                                                       3
Statement of Changes in Members' Capital - Net Assets                         4
Statement of Cash Flows                                                       5
Notes to Financial Statements                                                 6

* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1,
  2002

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC


PORTFOLIO MANAGEMENT OVERVIEW
-----------------------------

Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED SEPTEMBER 30,
   2002?
A: The Fund returned 2.28%, outperforming its benchmark, the Hedge Fund Research Fund of Funds (HFRI FOF) Index, which returned -1.85%. These results are consistent with the Fund's conservative market-neutral positioning aimed at delivering consistent performance under a variety of market conditions. Our diversification was a benefit to performance during this turbulent time. Across the various strategies, systematic futures traders experienced the best performance. The convertible arbitrage managers within the Fund turned in solid performance, aided by increased equity volatility and largely unaffected by the widening of credit spreads as a result of their credit hedges. This was a difficult time for statistically-driven equity programs, as a wave of firm-specific news distorted historical pricing relationships. Finally, some event-driven managers posted mark-to-market losses as their positions were affected by the sell off in the credit markets.

Q: WHAT IS AN EXAMPLE OF A STRATEGY THAT IMPRESSED?
A: Systematic futures traders continued to capitalize on the positive momentum in bonds and the negative momentum in global equities. Performance was significantly positive for both short-term and longer-term futures traders, as well as for statistical and fundamentals-driven strategies. Futures strategies prove to be an excellent diversifier as they performed well during the periods when most other strategies suffered.

Q: WHAT IS AN EXAMPLE OF A STRATEGY THAT PERFORMED POORLY?
A: We redeemed from a manager in the event-driven category due to its unusually high concentration and what we believed was inadequate hedging during the period.

Q: WHAT IS YOUR OUTLOOK?
A: Going forward we feel confident that the Fund should be able to continue to provide capital preservation. Systematic futures traders are well positioned to take advantage of the current high market volatility. Our convertible arbitrage managers have been adequately credit hedged due to prolonged turbulence in credit markets. We expect equity arbitrage strategies to continue to show mixed results as long as selling distorts some historical pricing relationships, though going forward, we expect stronger positive performance in this category once the global equity markets stabilize. Fixed income arbitrage strategies should perform well during the high volatility environment. The event-driven category has performed poorly under extreme selling pressure in the equity and corporate bond markets, however, we expect that most of these losses will be reversed when the markets stabilize and various corporate events force security prices toward inherent value.

For investment professionals, accredited and qualified investors. This is not an offer to sell or a solicitation of offers to buy the Montgomery Partners Absolute Return Fund, which is open only to certain eligible investors, as described in the private placement memorandum.

HEDGE FUNDS ROUTINELY EMPLOY LEVERAGED TECHNIQUES THAT MAGNIFY GAINS AND LOSSES, WHICH CAN RESULT IN GREATER VOLATILITY. INVESTORS MAY LOSE MONEY IN MARKETS ADVERSE TO HEDGE FUND STRATEGIES. DUE TO THESE INCREASED RISKS, HEDGE FUNDS ARE NOT SUITABLE FOR ALL INVESTORS.

Funds Distributor, Inc. 11/02

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SEPTEMBER 30, 2002
Assets

Investments in Investment Funds, at fair value (cost $15,750,000)                $ 16,403,748
Cash and cash equivalents                                                           1,622,143
Receivable from Adviser                                                               416,705
Interest receivable                                                                     1,229
                                                                                --------------
       TOTAL ASSETS                                                                18,443,825
                                                                                --------------

LIABILITIES

Prepaid contributions                                                                 287,099
Management fee payable                                                                 68,645
Board of Directors fees payable                                                         9,091
Shareholder servicing fee payable                                                       3,771
Other accrued expenses payable                                                        198,776
                                                                                --------------
       TOTAL LIABILITIES                                                              567,382
                                                                                --------------
             NET ASSETS                                                          $ 17,876,443
                                                                                ==============
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions, net                                                       $ 17,391,133
Accumulated net investment loss                                                       (87,695)
Net realized loss on Investment Funds                                                 (80,743)
Net unrealized appreciation on Investment Funds                                       653,748
                                                                                --------------
       MEMBERS' CAPITAL - NET ASSETS                                             $ 17,876,443
                                                                                ==============


   the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                                                   ENDED
                                                                           SEPTEMBER 30, 2002 *
INVESTMENT INCOME
    Interest                                                                     $   4,981
                                                                                -----------
          TOTAL INVESTMENT INCOME                                                    4,981
                                                                                -----------
EXPENSES
    OPERATING EXPENSES:
       Organizational costs                                                        406,873
       Management fees                                                              68,645
       Shareholder servicing fees                                                   68,645
       Performance fees                                                             46,995
       Accounting and subadministration fees                                        40,603
       Audit fees                                                                   18,182
       Legal fees                                                                   11,364
       Board of Directors fees                                                       9,091
       Miscellaneous expenses                                                       10,300
                                                                                -----------
          TOTAL OPERATING EXPENSES                                                 680,698
                                                                                -----------

       Accounting and subadministration fees waived                                (21,787)
       Shareholder services fee rebated                                            (64,236)
       Performance fees rebated                                                    (15,532)
       Expense reimbursement from Adviser                                         (486,467)
                                                                                -----------

          NET OPERATING EXPENSES                                                    92,676

          NET INVESTMENT LOSS                                                      (87,695)

          NET REALIZED LOSS ON INVESTMENT FUNDS                                    (80,743)

          NET UNREALIZED APPRECIATION ON INVESTMENT FUNDS                          653,748
                                                                                -----------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $ 485,310
                                                                                ===========

* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1, 2002 the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                          ENDED
                                                                  SEPTEMBER 30, 2002 *
Members' capital at beginning of period                              $        --

    Capital contributions                                             17,434,550

    Offering costs                                                       (43,417)

    Net investment loss                                                  (87,695)

    Net realized loss on Investment Funds                                (80,743)

    Net unrealized appreciation on Investment Funds                      653,748
                                                                   --------------

       Members' capital at end of period                            $ 17,876,443
                                                                   ==============

* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1, 2002 the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                                            ENDED
                                                                    SEPTEMBER 30, 2002 *
CASH FLOWS FROM OPERATING ACTIVITIES
Net investment loss                                                     $    (87,695)
Adjustments to reconcile net investment loss to
net cash used in operating activities:
       Increase/decrease in interest receivable                               (1,229)
       Increase/decrease in other assets and liabilities                     280,283
       Increase/decrease in receivable from Adviser                         (416,705)
                                                                       --------------

NET CASH USED IN OPERATING ACTIVITIES                                       (225,346)
                                                                       --------------

CASH FLOWS FROM INVESTING ACTIVITIES
       Proceeds from disposition of Investment Funds                       1,119,257
       Purchases of Investment Funds                                     (16,950,000)
                                                                       --------------

CASH USED IN INVESTING ACTIVITIES                                        (15,830,743)
                                                                       --------------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions, net                                         17,391,133
       Prepaid contributions                                                 287,099
                                                                       --------------

CASH FROM FINANCING ACTIVITIES                                            17,678,232
                                                                       --------------

Net increase in cash                                                       1,622,143
Cash at beginning of period                                                       --
                                                                       --------------
CASH AT END OF PERIOD                                                   $  1,622,143
                                                                       ==============

* Montgomery Partners Absolute Return Fund LLC commenced operations on May 1, 2002 the accompanying notes are an integral part of these financial statements

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Montgomery Partners Absolute Return Fund LLC (the "Company") is a limited liability company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, management investment company. The Company will privately offer and sell its limited liability company interests (the "Interests") in large minimum denominations to high net worth individual and institutional investors ("Investors") and will restrict transferability of the Interests. The
         Company has registered under the 1940 Act to be able to offer the Interests without limiting the number of Investors who can participate in its investment program. Montgomery Asset Management, LLC, a Delaware limited liability company and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), will serve as the Company's Adviser (the "Adviser"). Ferro Capital LLC, a Delaware limited liability company and an investment adviser registered under the Advisers Act, will serve as the Company's Subadviser (the "Subadviser") and will be responsible for management of the Company's investment portfolio.

         Investors who acquire Interests and are admitted to the Company by its Board of Directors are members of the Company ("Members").

         The Company seeks to provide Investors with exposure to a broad-ranging portfolio of investment funds ("Investment Funds"), with the objective of delivering consistent returns with relatively low volatility to, and relatively low dependence on, movements in major equity and bond markets. The Company seeks to achieve its objective by investing substantially all of its assets in the securities of approximately 15-25 Investment Funds that the Subadviser considers to be appropriate components of an "absolute return" investment strategy.


     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. NET ASSET VALUATION

         The value of the Company's net assets will be determined as of the close of the last business day of each calendar month in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board of Directors.

         The Company will value interests in Investment Funds at fair value, which ordinarily will be the value determined by the portfolio managers of the Investment Funds (the "Underlying Managers") in accordance with the policies established by the Investment Fund. The Investment Funds may hold securities that are hard to price or in illiquid markets, which are not traded in public markets, and are therefore subject to Fair Valuation by the Investment Fund. Delays in obtaining from an Underlying Manager the information upon which to base

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

         the valuation of an Investment Fund may make it difficult for the Company to value its interest in that Investment Fund. Because of the inherent uncertainty of valuation, estimated fair values may differ from the value that would have been used in a readily available market, and could differ significantly.

         All other assets of the Funds will be valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair value.


         B. FUND EXPENSES

         The Adviser and the Subadviser will bear all of their own costs incurred in providing investment advisory services to the Company, including travel and other expenses related to the selection and monitoring of Underlying Managers. The Adviser and Subadviser also provide, or arrange at their expense, for certain management and administrative services to be provided to the Company that are not provided by the Administrator, Custodian or other administrative service providers. Among those services are: providing office space and other support services; maintaining and preserving certain records; and reviewing and arranging for payment of the Company's expenses. Total annual expenses (other than the Performance Fee) plus organizational/offering costs are capped at 2.46% of the Company's net assets.

         The Company will bear all of its ordinary operating expenses, including: all investment related expenses, including, but not limited to, fees paid directly or indirectly to Underlying Managers, all costs and expenses directly related to portfolio transactions and positions for the Company's account, including its investments in Investment Funds (whether or not consummated), transfer taxes and premiums, taxes withheld on non-U.S. dividends, professional fees, interest expense, custody and escrow fees and expenses, the Management Fee and Performance Fee, the costs of preparing and mailing reports and other communications to Members, all costs and charges for equipment or services used in communicating information regarding the Company's transactions among the Adviser or Subadviser and any custodian or other agent engaged by the Company, Company organizational and registration expenses, any state and local limited liability company fees, and any extraordinary expenses.


         C. INCOME TAXES

         No provision has been made in the financial statements of the Company for income taxes. Pursuant to applicable regulations, all income or losses of the Company are reportable by the Members directly to the taxing authorities.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

         D. CASH AND CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2002, the Company held $1,622,143 in cash at PNC Bank.


         E. ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

         If the Company should liquidate, the investments may be subject to early withdrawal penalties imposed by the underlying Investment Funds.


     3.  ALLOCATION OF PROFITS, MANAGEMENT FEE, PERFORMANCE FEE

         A. ALLOCATION OF PROFITS

         The net profits and net losses of the Company will be credited to or debited against the capital account of a Member on the last calendar day of each month in accordance with the Member's "investment percentage" for that period. A Member's investment percentage will be determined by dividing as of the first day of the period the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members. The amount of net profits allocated to a Member will further be reduced by the Member's share of the Adviser's Performance Fee.


         B. MANAGEMENT FEE

         In consideration of the advisory and other services provided by the Adviser to the Company, the Company will pay the Adviser a monthly fee of 1/12 of 1.00% (1.00% on an annualized basis) of the Company's net assets (the "Management Fee"). The Management fee will be an expense out of the Company's assets. The Adviser will be responsible for compensating the Subadviser.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

         C. PERFORMANCE FEE

         In addition to the Management Fee, the Adviser will be entitled to receive a Performance Fee for each calendar quarter equal to 10% of the excess, if any, of the net profits allocated to each Member's capital account for the calendar quarter in excess of any net losses so allocated for such calendar quarter, subject to a loss carry forward amount. During the period ended September 30, 2002, the Adviser agreed to rebate Performance Fees to certain investors in the amount of $15,532.


     4.  RELATED PARTIES

         The Company has retained Montgomery Asset Management, LLC (the "Administrator") to serve as the Company's primary administrator and to provide certain administrative services to the Company. The Company will pay the Administrator or Funds Distributor, Inc. (the "Distributor") a monthly Investor Servicing Fee of 1/12 of 1.00% (1.00% on an annualized basis) of the Company's net assets. This fee may also be used to pay certain brokers, transfer agents and other financial intermediaries for providing investor services. The Company will pay the Administrator a monthly Administration Fee of 1/12 of 0.07% (0.07% on an annualized basis) of the Company's net assets.

         During the period ended September 30, 2002, the Adviser agreed to reimburse the Company for certain expenses in the amount of $486,467. The Administrator also agreed to rebate shareholder servicing fees to certain investors in the amount of $64,236.

         The Company has retained PFPC Inc. (the "Sub-Administrator") to provide certain administration, accounting and investor services, and PFPC
         Trust Company (the "Custodian") to provide certain custodial services to the Company. During the period ended September 30, 2002, the Sub-Administrator agreed to waive certain of its expenses in the amount of $21,787.


     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of interests in Investment Funds for the period ended September 30, 2002, amounted to $16,950,000 and $1,119,257, respectively. At September 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2002, accumulated net unrealized appreciation on Investments Funds was $653,748, consisting of $852,291 gross unrealized appreciation and $198,543 of gross unrealized depreciation.

         Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     6.  RISK FACTORS

         The Company's investment program is speculative and entails substantial risks. No assurance can be given that the Company's investment objective will be achieved. The Company's performance depends upon the performance of the Underlying Managers, and the Subadviser's ability to select, allocate and reallocate effectively the Company's assets among them. The sophisticated selection and allocation process used by the Subadviser is highly complex and may fail to achieve its objectives for many reasons, including reasons not currently anticipated. Each Underlying Manager's use of leverage, short sales and derivative transactions, in certain circumstances, can result in significant losses. Each investment strategy to which the Company allocates capital will involve a different set of complex risks. As a non-diversified investment company, the Company is not subject to any percentage limitations imposed by the 1940 Act on the portion of its assets that may be invested in securities of any one issuer. As a result, the Company's investment portfolio may be subject to greater risk and volatility than it the Company invested in the securities of a broader range of issuers.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.


      7. REDEMPTIONS

         No Member will have the right to require the Company to redeem his, her or its Interest (or portion of Interests). Repurchases, through the use of tender offers, will be made at such times and on such terms as may determined by the Board of Directors, in its sole discretion.

         In determining whether the Company should offer to repurchase Interests (or portion of thereof), the Board of Directors will consider the recommendations of the Adviser. The Adviser expects to recommend to the Board of Directors that the Company offer to repurchase Interests from Members quarterly. The Board will consider different factors in determining whether to accept this recommendation. Because of the subsequent development discussed in Note 9, the Board did not authorize a tender offer for the fourth quarter of 2002.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      8. SCHEDULE OF INVESTMENTS

         INVESTMENT FUND                                         COST           FAIR VALUE         PERCENT OF
                                                                                                   NET ASSETS

         ALTA Partners, L.P.                                  $ 1,000,000      $ 1,093,218             6.12%
         AQR Absolute Return Limited Fund,                      1,500,000        1,659,060             9.28%
         Canyon Value Realization Fund (Cayman),
         Ltd Class D                                            1,200,000        1,125,941             6.30%
         Chronos Fund I, L.P.                                   1,500,000        1,480,680             8.28%
         Clinton Multistrategy Fund, L.L.C.                     1,500,000        1,553,696             8.69%
         Ellington Mortgage Partners, L.P.                        750,000          765,750             4.28%
         Footbridge Capital, L.L.C.                             1,200,000        1,234,964             6.91%
         IKOS, L.P. Equity Hedge Class                          1,200,000        1,405,588             7.86%
         KBC Convertible Opportunities Fund                       600,000          621,894             3.48%
         Pentangle Partners, L.P.                                 900,000          889,076             4.97%
         Roy G. Niederhoffer Global Fund, L.P. I                  600,000          770,695             4.31%
         Shadwell Investors, L.P.                                 500,000          502,923             2.81%
         Stonebrook Enhanced Trendfollowing, L.P. Class A         600,000          629,335             3.52%
         Thales Fund L.P.                                       1,500,000        1,405,760             7.86%
         Tiburon Fund, L.P.                                     1,200,000        1,265,168             7.08%
                                                              -----------      -----------            ------
         Total                                                $15,750,000      $16,403,748            91.75%
                                                              ===========      ===========            ======

         As discussed in Note 2a, Fair Value is based upon information obtained from the Investment Funds, and actual values could differ significantly if a readily available market existed.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      9. SUBSEQUENT DEVELOPMENT

         Effective November 21, 2002, the Adviser and Commerzbank, AG, the Adviser's parent company, entered into an agreement with Wells Fargo & Company and its wholly owned subsidiary, Wells Capital Management Incorporated (together, "Wells"). Wells agreed to acquire certain of the Adviser's investment disciplines, subject to a number of closing conditions. Not included among those disciplines are the Adviser's alternative investment products including the Company. Because the Adviser has decided to exit this business, the Board of Directors of the Company will review proposals from third parties to acquire this line of business. No information is available at this time about the identity of any such third party or the terms of any possible transaction affecting the Company. The Company and the Members may be adversely affected if a transaction with a third party does not occur or if the Company is otherwise forced to liquidate its investments in one or more of the Investment Funds in which it has investments. The Company will notify Members when definitive information is available.

MONTGOMERY PARTNERS ABSOLUTE RETURN FUND LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

         FINANCIAL HIGHLIGHT INFORMATION

         RATIOS

         The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

         Net investment income (loss)                                                      (1.28)%
                                                                                           -----
         Operating expenses, excluding organizational costs and performance fees            3.32%
         Organizational costs                                                               5.94%
         Performance fees                                                                   0.69%
                                                                                           -----
         Total expenses  before waivers/reimbursements/rebates                              9.95%

         Expenses waived, reimbursed and rebated                                            8.60%
                                                                                           -----

         Net expenses                                                                       1.35%
                                                                                           =====

         FUND RETURN

         Total return before performance fee                                                2.53%
         Performance fee                                                                   (0.25)%
                                                                                           -----
         Total net return after performance fee                                             2.28%
                                                                                           =====

         Total return assumes a purchase of an Interest in the Company on the first day and a sale of the Interest on the last day of the period noted. An individual Member's return may vary from these returns based on certain rebates and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

         An individual Member's net investment income and expense ratios may vary based on certain rebates.

         Montgomery Partners Absolute Return Fund LLC commenced operations on May 1, 2002.


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